Summary of Significant Accounting Policies - Concentration of credit risk (Details) $ in Thousands	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item
Concentration of credit risk
Advances to suppliers	$ 124,440	$ 193,818
Supplier
Concentration of credit risk
Number of major suppliers | item	3	0
Supplier | Supplier one
Concentration of credit risk
Advances to suppliers	$ 46,486
Supplier | Supplier two
Concentration of credit risk
Advances to suppliers	33,855
Supplier | Supplier three
Concentration of credit risk
Advances to suppliers	$ 24,764